FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA AA

Years Ended December 31, 2022 and 2021

Transamerica Life Insurance Company

Separate Account VA AA

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA AA

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA AA indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA AA as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Hedged Allocation Class B Shares	ProFund VP Utilities
Fidelity® VIP Index 500 Service Class 2	TA Aegon Bond Service Class
Franklin Allocation Class 4 Shares	TA Aegon Core Bond Service Class
ProFund Access VP High Yield	TA Aegon High Yield Bond Service Class
ProFund VP Asia 30	TA Aegon Sustainable Equity Income Service Class
ProFund VP Basic Materials	TA Aegon U.S. Government Securities Service Class
ProFund VP Bull	TA BlackRock Global Real Estate Securities Service Class
ProFund VP Consumer Services	TA BlackRock Government Money Market Service Class
ProFund VP Emerging Markets	TA BlackRock iShares Active Asset Allocation - Conservative Service Class
ProFund VP Europe 30	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
ProFund VP Falling U.S. Dollar	TA BlackRock iShares Edge 40 Service Class
ProFund VP Financials	TA BlackRock Tactical Allocation Service Class
ProFund VP Government Money Market	TA Goldman Sachs Managed Risk - Balanced ETF Initial Class
ProFund VP International	TA Goldman Sachs Managed Risk - Growth ETF Initial Class
ProFund VP Japan	TA Goldman Sachs Managed Risk - Growth ETF Service Class
ProFund VP Mid-Cap	TA International Focus Service Class
ProFund VP NASDAQ-100	TA Janus Balanced Service Class
ProFund VP Oil & Gas	TA Janus Mid-Cap Growth Service Class
ProFund VP Pharmaceuticals	TA JPMorgan Enhanced Index Service Class
ProFund VP Precious Metals	TA JPMorgan Tactical Allocation Service Class
ProFund VP Short Emerging Markets	TA Morgan Stanley Capital Growth Service Class

ProFund VP Short International	TA Multi-Managed Balanced Service Class
ProFund VP Short NASDAQ-100	TA PIMCO Tactical - Balanced Service Class
ProFund VP Short Small-Cap	TA PIMCO Tactical - Conservative Service Class
ProFund VP Small-Cap	TA PIMCO Tactical - Growth Service Class
ProFund VP Small-Cap Value	TA Small/Mid Cap Value Service Class
ProFund VP Telecommunications	TA T. Rowe Price Small Cap Service Class
ProFund VP U.S. Government Plus	TA WMC US Growth Service Class
ProFund VP UltraSmall-Cap

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA AA based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA AA in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodian, the transfer agent, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

February 23, 2024

We have served as the auditor of one or more of the subaccounts of Separate Account VA AA since 2014.

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Balanced Hedged Allocation Class B Shares	-	$-	$-	$-	$-	-	$2.229674	$11.287636
Fidelity® VIP Index 500 Service Class 2	-	-	-	-	-	-	2.840801	16.616821
Franklin Allocation Class 4 Shares	-	-	-	-	-	-	2.378122	11.138718
ProFund Access VP High Yield	2,312.516	56,889	54,552	-	54,552	28,780	1.784550	9.680901
ProFund VP Asia 30	312.882	11,480	11,095	(1)	11,094	16,281	0.641489	10.060847
ProFund VP Basic Materials	-	-	-	-	-	-	1.564196	13.955971
ProFund VP Bull	913.358	47,503	44,462	-	44,462	18,711	2.237063	15.100867
ProFund VP Consumer Services	-	-	-	-	-	-	2.803277	12.779536
ProFund VP Emerging Markets	515.019	12,916	12,886	(4)	12,882	19,586	0.619255	10.731507
ProFund VP Europe 30	-	-	-	-	-	-	0.908549	11.206237
ProFund VP Falling U.S. Dollar	-	-	-	-	-	-	0.517047	7.889044
ProFund VP Financials	-	-	-	-	-	-	1.326389	13.224066
ProFund VP Government Money Market	30.193	30	30	(30)	-	-	0.913977	9.222750
ProFund VP International	1,363.426	24,477	24,283	-	24,283	30,344	0.753383	10.337678
ProFund VP Japan	494.357	25,232	23,966	1	23,967	20,916	1.078717	11.915905
ProFund VP Mid-Cap	390.715	6,034	5,736	(5)	5,731	2,554	2.112491	12.413382
ProFund VP NASDAQ-100	-	-	-	-	-	-	3.784882	18.649176
ProFund VP Oil & Gas	-	-	-	-	-	-	1.128717	11.861868
ProFund VP Pharmaceuticals	-	-	-	-	-	-	2.307417	12.281462
ProFund VP Precious Metals	-	-	-	-	-	-	0.461650	11.578415
ProFund VP Short Emerging Markets	-	-	-	-	-	-	0.229957	4.752954
ProFund VP Short International	-	-	-	-	-	-	0.280416	5.620724
ProFund VP Short NASDAQ-100	-	-	-	-	-	-	0.063023	2.765715
ProFund VP Short Small-Cap	-	-	-	-	-	-	0.097299	4.488533
ProFund VP Small-Cap	254.490	8,523	7,597	3	7,600	4,016	1.781564	11.014238
ProFund VP Small-Cap Value	-	-	-	-	-	-	2.082066	11.529577
ProFund VP Telecommunications	-	-	-	-	-	-	1.025625	8.135676
ProFund VP U.S. Government Plus	0.239	6	3	(3)	-	-	1.231074	7.185313
ProFund VP UltraSmall-Cap	-	-	-	-	-	-	1.442813	9.389753
ProFund VP Utilities	-	-	-	-	-	-	2.059348	14.148621
TA Aegon Bond Service Class	2,352.134	20,886	21,381	-	21,381	15,535	1.295809	9.124491
TA Aegon Core Bond Service Class	-	-	-	-	-	-	1.353043	9.274676
TA Aegon High Yield Bond Service Class	-	-	-	-	-	-	1.844880	10.486945
TA Aegon Sustainable Equity Income Service Class	1,058.607	18,623	18,642	-	18,642	10,895	1.610915	11.162038
TA Aegon U.S. Government Securities Service Class	-	-	-	-	-	-	1.190108	9.011250
TA BlackRock Global Real Estate Securities Service Class	0.194	2	2	(2)	-	-	1.053742	9.916474
TA BlackRock Government Money Market Service Class	445,693.820	445,694	445,694	32	445,726	444,161	0.944368	9.399069
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	-	-	-	-	-	-	1.253779	10.309272
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	-	-	-	-	-	-	1.242688	9.662255
TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-	1.112598	10.688912

See accompanying notes.	2

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA BlackRock Tactical Allocation Service Class	-	$-	$-	$-	$-	-	$1.298292	$11.420165
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	-	-	-	-	-	-	1.556850	11.092042
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-	1.709034	12.038688
TA Goldman Sachs Managed Risk - Growth ETF Service Class	-	-	-	-	-	-	1.418468	11.865797
TA International Focus Service Class	-	-	-	-	-	-	1.367441	12.607574
TA Janus Balanced Service Class	-	-	-	-	-	-	1.908542	13.907194
TA Janus Mid-Cap Growth Service Class	356.951	14,092	10,405	(2)	10,403	3,984	2.458280	17.695855
TA JPMorgan Enhanced Index Service Class	-	-	-	-	-	-	2.829530	16.662096
TA JPMorgan Tactical Allocation Service Class	1,506.650	19,925	18,577	-	18,577	13,127	1.332360	10.504938
TA Morgan Stanley Capital Growth Service Class	-	-	-	-	-	-	2.614854	14.217264
TA Multi-Managed Balanced Service Class	-	-	-	-	-	-	2.221693	13.384201
TA PIMCO Tactical - Balanced Service Class	-	-	-	-	-	-	1.239101	10.403683
TA PIMCO Tactical - Conservative Service Class	-	-	-	-	-	-	1.188046	10.445869
TA PIMCO Tactical - Growth Service Class	-	-	-	-	-	-	1.281071	11.244081
TA Small/Mid Cap Value Service Class	317.222	5,970	5,742	(3)	5,739	2,054	2.630515	13.641983
TA T. Rowe Price Small Cap Service Class	0.357	5	3	(3)	-	-	3.147875	14.009323
TA WMC US Growth Service Class	-	-	-	-	-	-	2.456019	17.992533

See accompanying notes.	3

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

AB Balanced Hedged Allocation Class B Shares	$-	$-	$-
Fidelity® VIP Index 500 Service Class 2	-	-	-
Franklin Allocation Class 4 Shares	-	-	-
ProFund Access VP High Yield	54,552	-	54,552
ProFund VP Asia 30	11,094	-	11,094
ProFund VP Basic Materials	-	-	-
ProFund VP Bull	44,462	-	44,462
ProFund VP Consumer Services	-	-	-
ProFund VP Emerging Markets	12,882	-	12,882
ProFund VP Europe 30	-	-	-
ProFund VP Falling U.S. Dollar	-	-	-
ProFund VP Financials	-	-	-
ProFund VP Government Money Market	-	-	-
ProFund VP International	24,283	-	24,283
ProFund VP Japan	23,967	-	23,967
ProFund VP Mid-Cap	5,731	-	5,731
ProFund VP NASDAQ-100	-	-	-
ProFund VP Oil & Gas	-	-	-
ProFund VP Pharmaceuticals	-	-	-
ProFund VP Precious Metals	-	-	-
ProFund VP Short Emerging Markets	-	-	-
ProFund VP Short International	-	-	-
ProFund VP Short NASDAQ-100	-	-	-
ProFund VP Short Small-Cap	-	-	-
ProFund VP Small-Cap	7,600	-	7,600
ProFund VP Small-Cap Value	-	-	-
ProFund VP Telecommunications	-	-	-
ProFund VP U.S. Government Plus	-	-	-
ProFund VP UltraSmall-Cap	-	-	-
ProFund VP Utilities	-	-	-
TA Aegon Bond Service Class	21,381	-	21,381
TA Aegon Core Bond Service Class	-	-	-
TA Aegon High Yield Bond Service Class	-	-	-
TA Aegon Sustainable Equity Income Service Class	18,642	-	18,642
TA Aegon U.S. Government Securities Service Class	-	-	-
TA BlackRock Global Real Estate Securities Service Class	-	-	-
TA BlackRock Government Money Market Service Class	445,726	-	445,726
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	-	-	-
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	-	-	-
TA BlackRock iShares Edge 40 Service Class	-	-	-
TA BlackRock Tactical Allocation Service Class	-	-	-

See accompanying notes.	4

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	$-	$-	$-
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-	-
TA Goldman Sachs Managed Risk - Growth ETF Service Class	-	-	-
TA International Focus Service Class	-	-	-
TA Janus Balanced Service Class	-	-	-
TA Janus Mid-Cap Growth Service Class	10,403	-	10,403
TA JPMorgan Enhanced Index Service Class	-	-	-
TA JPMorgan Tactical Allocation Service Class	18,577	-	18,577
TA Morgan Stanley Capital Growth Service Class	-	-	-
TA Multi-Managed Balanced Service Class	-	-	-
TA PIMCO Tactical - Balanced Service Class	-	-	-
TA PIMCO Tactical - Conservative Service Class	-	-	-
TA PIMCO Tactical - Growth Service Class	-	-	-
TA Small/Mid Cap Value Service Class	5,739	-	5,739
TA T. Rowe Price Small Cap Service Class	-	-	-
TA WMC US Growth Service Class	-	-	-

See accompanying notes.	5

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	AB Balanced Hedged Allocation Class B Shares Subaccount	Fidelity® VIP Index 500 Service Class 2 Subaccount	Franklin Allocation Class 4 Shares Subaccount	ProFund Access VP High Yield Subaccount

Net Assets as of December 31, 2020:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2021:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	1,808
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	100

Net Investment Income (Loss)	-	-	-	1,708

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	(2,141)

Net Realized Capital Gains (Losses) on Investments	-	-	-	(2,141)
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	(2,337)

Net Gain (Loss) on Investment	-	-	-	(4,478)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	(2,770)

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	57,322

Total Increase (Decrease) in Net Assets	-	-	-	54,552

Net Assets as of December 31, 2022:	$-	$-	$-	$54,552

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP Asia 30 Subaccount	ProFund VP Basic Materials Subaccount	ProFund VP Bull Subaccount	ProFund VP Consumer Services Subaccount

Net Assets as of December 31, 2020:	$-	$-	$44,243	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21	-	225	-

Net Investment Income (Loss)	(21)	-	(225)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	3,006	-
Realized Gain (Loss) on Investments	(2,034)	-	42	-

Net Realized Capital Gains (Losses) on Investments	(2,034)	-	3,048	-
Net Change in Unrealized Appreciation (Depreciation)	(2)	-	8,576	-

Net Gain (Loss) on Investment	(2,036)	-	11,624	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,057)	-	11,399	-

Increase (Decrease) in Net Assets from Contract Transactions	2,057	-	2	-

Total Increase (Decrease) in Net Assets	-	-	11,401	-

Net Assets as of December 31, 2021:	$-	$-	$55,644	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4	-	213	-

Net Investment Income (Loss)	(4)	-	(213)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	6,405	-
Realized Gain (Loss) on Investments	(854)	-	12	-

Net Realized Capital Gains (Losses) on Investments	(854)	-	6,417	-
Net Change in Unrealized Appreciation (Depreciation)	(384)	-	(17,384)	-

Net Gain (Loss) on Investment	(1,238)	-	(10,967)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,242)	-	(11,180)	-

Increase (Decrease) in Net Assets from Contract Transactions	12,336	-	(2)	-

Total Increase (Decrease) in Net Assets	11,094	-	(11,182)	-

Net Assets as of December 31, 2022:	$11,094	$-	$44,462	$-

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP Emerging Markets Subaccount	ProFund VP Europe 30 Subaccount	ProFund VP Falling U.S. Dollar Subaccount	ProFund VP Financials Subaccount

Net Assets as of December 31, 2020:	$4,450	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	44	28	-	-

Net Investment Income (Loss)	(44)	(28)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(2,001)	1,140	-	-

Net Realized Capital Gains (Losses) on Investments	(2,001)	1,140	-	-
Net Change in Unrealized Appreciation (Depreciation)	(1,833)	-	-	-

Net Gain (Loss) on Investment	(3,834)	1,140	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,878)	1,112	-	-

Increase (Decrease) in Net Assets from Contract Transactions	3,058	(1,112)	-	-

Total Increase (Decrease) in Net Assets	(820)	-	-	-

Net Assets as of December 31, 2021:	$3,630	$-	$-	$-

Investment Income:
Reinvested Dividends	20	71	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19	15	-	-

Net Investment Income (Loss)	1	56	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	210	-	-
Realized Gain (Loss) on Investments	(2,246)	(772)	-	-

Net Realized Capital Gains (Losses) on Investments	(2,246)	(562)	-	-
Net Change in Unrealized Appreciation (Depreciation)	1,189	-	-	-

Net Gain (Loss) on Investment	(1,057)	(562)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,056)	(506)	-	-

Increase (Decrease) in Net Assets from Contract Transactions	10,308	506	-	-

Total Increase (Decrease) in Net Assets	9,252	-	-	-

Net Assets as of December 31, 2022:	$12,882	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP Government Money Market Subaccount	ProFund VP International Subaccount	ProFund VP Japan Subaccount	ProFund VP Mid-Cap Subaccount

Net Assets as of December 31, 2020:	$-	$-	$-	$16,426

Investment Income:
Reinvested Dividends	1	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	42	26	-	133

Net Investment Income (Loss)	(41)	(26)	-	(133)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	1,067
Realized Gain (Loss) on Investments	-	74	-	3,601

Net Realized Capital Gains (Losses) on Investments	-	74	-	4,668
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	(112)

Net Gain (Loss) on Investment	-	74	-	4,556

Net Increase (Decrease) in Net Assets Resulting from Operations	(41)	48	-	4,423

Increase (Decrease) in Net Assets from Contract Transactions	58,147	(48)	-	13,572

Total Increase (Decrease) in Net Assets	58,106	-	-	17,995

Net Assets as of December 31, 2021:	$58,106	$-	$-	$34,421

Investment Income:
Reinvested Dividends	43	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	150	6	22	69

Net Investment Income (Loss)	(107)	(6)	(22)	(69)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	325	3,352
Realized Gain (Loss) on Investments	-	-	(599)	(7,398)

Net Realized Capital Gains (Losses) on Investments	-	-	(274)	(4,046)
Net Change in Unrealized Appreciation (Depreciation)	-	(195)	(1,266)	(875)

Net Gain (Loss) on Investment	-	(195)	(1,540)	(4,921)

Net Increase (Decrease) in Net Assets Resulting from Operations	(107)	(201)	(1,562)	(4,990)

Increase (Decrease) in Net Assets from Contract Transactions	(57,999)	24,484	25,529	(23,700)

Total Increase (Decrease) in Net Assets	(58,106)	24,283	23,967	(28,690)

Net Assets as of December 31, 2022:	$-	$24,283	$23,967	$5,731

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP NASDAQ-100 Subaccount	ProFund VP Oil & Gas Subaccount	ProFund VP Pharmaceuticals Subaccount	ProFund VP Precious Metals Subaccount

Net Assets as of December 31, 2020:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	169	-	-	-

Net Investment Income (Loss)	(169)	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,551	-	-	-
Realized Gain (Loss) on Investments	(2,234)	-	-	-

Net Realized Capital Gains (Losses) on Investments	1,317	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	5,176	-	-	-

Net Gain (Loss) on Investment	6,493	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	6,324	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	59,476	-	-	-

Total Increase (Decrease) in Net Assets	65,800	-	-	-

Net Assets as of December 31, 2021:	$65,800	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20	-	-	-

Net Investment Income (Loss)	(20)	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(3,640)	-	-	-

Net Realized Capital Gains (Losses) on Investments	(3,640)	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(5,176)	-	-	-

Net Gain (Loss) on Investment	(8,816)	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,836)	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(56,964)	-	-	-

Total Increase (Decrease) in Net Assets	(65,800)	-	-	-

Net Assets as of December 31, 2022:	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP Short Emerging Markets Subaccount	ProFund VP Short International Subaccount	ProFund VP Short NASDAQ-100 Subaccount	ProFund VP Short Small-Cap Subaccount

Net Assets as of December 31, 2020:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2021:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2022:	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP Small-Cap Subaccount	ProFund VP Small-Cap Value Subaccount	ProFund VP Telecommunications Subaccount	ProFund VP U.S. Government Plus Subaccount

Net Assets as of December 31, 2020:	$8,692	$68,143	$-	$-

Investment Income:
Reinvested Dividends	-	76	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	44	290	-	-

Net Investment Income (Loss)	(44)	(214)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	364	-	-	1
Realized Gain (Loss) on Investments	9	22,022	-	-

Net Realized Capital Gains (Losses) on Investments	373	22,022	-	1
Net Change in Unrealized Appreciation (Depreciation)	744	(3,743)	-	(1)

Net Gain (Loss) on Investment	1,117	18,279	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	1,073	18,065	-	-

Increase (Decrease) in Net Assets from Contract Transactions	3	(86,208)	-	-

Total Increase (Decrease) in Net Assets	1,076	(68,143)	-	-

Net Assets as of December 31, 2021:	$9,768	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	37	95	-	-

Net Investment Income (Loss)	(37)	(95)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	929	3,842	-	-
Realized Gain (Loss) on Investments	1	(4,901)	-	-

Net Realized Capital Gains (Losses) on Investments	930	(1,059)	-	-
Net Change in Unrealized Appreciation (Depreciation)	(3,060)	-	-	(2)

Net Gain (Loss) on Investment	(2,130)	(1,059)	-	(2)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,167)	(1,154)	-	(2)

Increase (Decrease) in Net Assets from Contract Transactions	(1)	1,154	-	2

Total Increase (Decrease) in Net Assets	(2,168)	-	-	-

Net Assets as of December 31, 2022:	$7,600	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP UltraSmall-Cap Subaccount	ProFund VP Utilities Subaccount	TA Aegon Bond Service Class Subaccount	TA Aegon Core Bond Service Class Subaccount

Net Assets as of December 31, 2020:	$-	$-	$28,818	$-

Investment Income:
Reinvested Dividends	-	-	1,389	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	409	-

Net Investment Income (Loss)	-	-	980	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	6,639	-
Realized Gain (Loss) on Investments	-	-	(7,995)	-

Net Realized Capital Gains (Losses) on Investments	-	-	(1,356)	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	(84)	-

Net Gain (Loss) on Investment	-	-	(1,440)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	(460)	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	43,897	-

Total Increase (Decrease) in Net Assets	-	-	43,437	-

Net Assets as of December 31, 2021:	$-	$-	$72,255	$-

Investment Income:
Reinvested Dividends	-	-	877	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	159	-

Net Investment Income (Loss)	-	-	718	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	(5,443)	-

Net Realized Capital Gains (Losses) on Investments	-	-	(5,443)	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	482	-

Net Gain (Loss) on Investment	-	-	(4,961)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	(4,243)	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(46,631)	-

Total Increase (Decrease) in Net Assets	-	-	(50,874)	-

Net Assets as of December 31, 2022:	$-	$-	$21,381	$-

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Aegon High Yield Bond Service Class Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount	TA BlackRock Global Real Estate Securities Service Class Subaccount

Net Assets as of December 31, 2020:	$62,859	$-	$-	$6,134

Investment Income:
Reinvested Dividends	3,203	-	-	151
Investment Expense:
Mortality and Expense Risk and Administrative Charges	251	54	-	35

Net Investment Income (Loss)	2,952	(54)	-	116

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	1,539	1,725	-	1

Net Realized Capital Gains (Losses) on Investments	1,539	1,725	-	1
Net Change in Unrealized Appreciation (Depreciation)	(1,665)	744	-	1,431

Net Gain (Loss) on Investment	(126)	2,469	-	1,432

Net Increase (Decrease) in Net Assets Resulting from Operations	2,826	2,415	-	1,548

Increase (Decrease) in Net Assets from Contract Transactions	(58,839)	46,493	-	(1)

Total Increase (Decrease) in Net Assets	(56,013)	48,908	-	1,547

Net Assets as of December 31, 2021:	$6,846	$48,908	$-	$7,681

Investment Income:
Reinvested Dividends	344	203	-	185
Investment Expense:
Mortality and Expense Risk and Administrative Charges	29	107	-	29

Net Investment Income (Loss)	315	96	-	156

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	384	-	-
Realized Gain (Loss) on Investments	(1,138)	(4,863)	-	(1,273)

Net Realized Capital Gains (Losses) on Investments	(1,138)	(4,479)	-	(1,273)
Net Change in Unrealized Appreciation (Depreciation)	58	(725)	-	(1,044)

Net Gain (Loss) on Investment	(1,080)	(5,204)	-	(2,317)

Net Increase (Decrease) in Net Assets Resulting from Operations	(765)	(5,108)	-	(2,161)

Increase (Decrease) in Net Assets from Contract Transactions	(6,081)	(25,158)	-	(5,520)

Total Increase (Decrease) in Net Assets	(6,846)	(30,266)	-	(7,681)

Net Assets as of December 31, 2022:	$-	$18,642	$-	$-

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA BlackRock Government Money Market Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Conservative Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class Subaccount	TA BlackRock iShares Edge 40 Service Class Subaccount

Net Assets as of December 31, 2020:	$443,473	$-	$-	$-

Investment Income:
Reinvested Dividends	16	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,986	-	-	-

Net Investment Income (Loss)	(1,970)	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,970)	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	17	-	-	-

Total Increase (Decrease) in Net Assets	(1,953)	-	-	-

Net Assets as of December 31, 2021:	$441,520	$-	$-	$-

Investment Income:
Reinvested Dividends	6,181	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,977	-	-	-

Net Investment Income (Loss)	4,204	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	4,204	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	2	-	-	-

Total Increase (Decrease) in Net Assets	4,206	-	-	-

Net Assets as of December 31, 2022:	$445,726	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA BlackRock Tactical Allocation Service Class Subaccount	TA Goldman Sachs Managed Risk - Balanced ETF Initial Class Subaccount	TA Goldman Sachs Managed Risk - Growth ETF Initial Class Subaccount	TA Goldman Sachs Managed Risk - Growth ETF Service Class Subaccount

Net Assets as of December 31, 2020:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2021:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2022:	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA International Focus Service Class Subaccount	TA Janus Balanced Service Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount	TA JPMorgan Enhanced Index Service Class Subaccount

Net Assets as of December 31, 2020:	$4,987	$-	$113,111	$-

Investment Income:
Reinvested Dividends	56	-	95	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	26	-	284	-

Net Investment Income (Loss)	30	-	(189)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	12,508	-
Realized Gain (Loss) on Investments	11	-	(2,859)	-

Net Realized Capital Gains (Losses) on Investments	11	-	9,649	-
Net Change in Unrealized Appreciation (Depreciation)	462	-	(1,353)	-

Net Gain (Loss) on Investment	473	-	8,296	-

Net Increase (Decrease) in Net Assets Resulting from Operations	503	-	8,107	-

Increase (Decrease) in Net Assets from Contract Transactions	(1)	-	(74,362)	-

Total Increase (Decrease) in Net Assets	502	-	(66,255)	-

Net Assets as of December 31, 2021:	$5,489	$-	$46,856	$-

Investment Income:
Reinvested Dividends	125	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20	-	59	-

Net Investment Income (Loss)	105	-	(59)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	243	-	1,760	-
Realized Gain (Loss) on Investments	721	-	(2,632)	-

Net Realized Capital Gains (Losses) on Investments	964	-	(872)	-
Net Change in Unrealized Appreciation (Depreciation)	(2,218)	-	(4,536)	-

Net Gain (Loss) on Investment	(1,254)	-	(5,408)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,149)	-	(5,467)	-

Increase (Decrease) in Net Assets from Contract Transactions	(4,340)	-	(30,986)	-

Total Increase (Decrease) in Net Assets	(5,489)	-	(36,453)	-

Net Assets as of December 31, 2022:	$-	$-	$10,403	$-

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA JPMorgan Tactical Allocation Service Class Subaccount	TA Morgan Stanley Capital Growth Service Class Subaccount	TA Multi-Managed Balanced Service Class Subaccount	TA PIMCO Tactical - Balanced Service Class Subaccount

Net Assets as of December 31, 2020:	$-	$-	$29,815	$-

Investment Income:
Reinvested Dividends	-	-	308	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	58	84	161	-

Net Investment Income (Loss)	(58)	(84)	147	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	14,600	1,790	-
Realized Gain (Loss) on Investments	954	(14,926)	45	-

Net Realized Capital Gains (Losses) on Investments	954	(326)	1,835	-
Net Change in Unrealized Appreciation (Depreciation)	210	(8,324)	2,850	-

Net Gain (Loss) on Investment	1,164	(8,650)	4,685	-

Net Increase (Decrease) in Net Assets Resulting from Operations	1,106	(8,734)	4,832	-

Increase (Decrease) in Net Assets from Contract Transactions	49,482	73,818	1	-

Total Increase (Decrease) in Net Assets	50,588	65,084	4,833	-

Net Assets as of December 31, 2021:	$50,588	$65,084	$34,648	$-

Investment Income:
Reinvested Dividends	184	-	283	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	108	18	139	-

Net Investment Income (Loss)	76	(18)	144	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,251	-	3,723	-
Realized Gain (Loss) on Investments	(4,745)	(25,781)	85	-

Net Realized Capital Gains (Losses) on Investments	(3,494)	(25,781)	3,808	-
Net Change in Unrealized Appreciation (Depreciation)	(1,557)	8,324	(9,208)	-

Net Gain (Loss) on Investment	(5,051)	(17,457)	(5,400)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,975)	(17,475)	(5,256)	-

Increase (Decrease) in Net Assets from Contract Transactions	(27,036)	(47,609)	(29,392)	-

Total Increase (Decrease) in Net Assets	(32,011)	(65,084)	(34,648)	-

Net Assets as of December 31, 2022:	$18,577	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA PIMCO Tactical - Conservative Service Class Subaccount	TA PIMCO Tactical - Growth Service Class Subaccount	TA Small/Mid Cap Value Service Class Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount

Net Assets as of December 31, 2020:	$-	$-	$18,549	$135,320

Investment Income:
Reinvested Dividends	-	-	79	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	137	146

Net Investment Income (Loss)	-	-	(58)	(146)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	5,260	17,638

Net Realized Capital Gains (Losses) on Investments	-	-	5,260	17,638
Net Change in Unrealized Appreciation (Depreciation)	-	-	(27)	(12,081)

Net Gain (Loss) on Investment	-	-	5,233	5,557

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	5,175	5,411

Increase (Decrease) in Net Assets from Contract Transactions	-	-	8,884	(140,731)

Total Increase (Decrease) in Net Assets	-	-	14,059	(135,320)

Net Assets as of December 31, 2021:	$-	$-	$32,608	$-

Investment Income:
Reinvested Dividends	-	-	20	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	69	47

Net Investment Income (Loss)	-	-	(49)	(47)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	957	13,050
Realized Gain (Loss) on Investments	-	-	(2,458)	(15,381)

Net Realized Capital Gains (Losses) on Investments	-	-	(1,501)	(2,331)
Net Change in Unrealized Appreciation (Depreciation)	-	-	(864)	(2)

Net Gain (Loss) on Investment	-	-	(2,365)	(2,333)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	(2,414)	(2,380)

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(24,455)	2,380

Total Increase (Decrease) in Net Assets	-	-	(26,869)	-

Net Assets as of December 31, 2022:	$-	$-	$5,739	$-

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

TA WMC US Growth Service Class Subaccount

Net Assets as of December 31, 2020:	$-

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	81

Net Investment Income (Loss)	(81)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	1,834

Net Realized Capital Gains (Losses) on Investments	1,834
Net Change in Unrealized Appreciation (Depreciation)	-

Net Gain (Loss) on Investment	1,834

Net Increase (Decrease) in Net Assets Resulting from Operations	1,753

Increase (Decrease) in Net Assets from Contract Transactions	(1,753)

Total Increase (Decrease) in Net Assets	-

Net Assets as of December 31, 2021:	$-

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-

Net Investment Income (Loss)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	-

Net Realized Capital Gains (Losses) on Investments	-
Net Change in Unrealized Appreciation (Depreciation)	-

Net Gain (Loss) on Investment	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-

Increase (Decrease) in Net Assets from Contract Transactions	-

Total Increase (Decrease) in Net Assets	-

Net Assets as of December 31, 2022:	$-

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2022

1.  Organization

Separate Account VA AA (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica WRL Freedom Advisor.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Hedged Allocation Class B Shares	AB Balanced Hedged Allocation Portfolio Class B Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares
ProFunds	ProFunds
ProFund Access VP High Yield	ProFund Access VP High Yield Fund
ProFund VP Asia 30	ProFund VP Asia 30
ProFund VP Basic Materials	ProFund VP Basic Materials
ProFund VP Bull	ProFund VP Bull
ProFund VP Consumer Services	ProFund VP Consumer Services
ProFund VP Emerging Markets	ProFund VP Emerging Markets
ProFund VP Europe 30	ProFund VP Europe 30
ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar
ProFund VP Financials	ProFund VP Financials
ProFund VP Government Money Market	ProFund VP Government Money Market
ProFund VP International	ProFund VP International
ProFund VP Japan	ProFund VP Japan
ProFund VP Mid-Cap	ProFund VP Mid-Cap
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
ProFund VP Oil & Gas	ProFund VP Oil & Gas
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
ProFund VP Precious Metals	ProFund VP Precious Metals
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Short International	ProFund VP Short International
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap
ProFund VP Small-Cap	ProFund VP Small-Cap
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value
ProFund VP Telecommunications	ProFund VP Telecommunications
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2022

1.  Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

ProFunds	ProFunds

ProFund VP Utilities	ProFund VP Utilities

Transamerica Series Trust	Transamerica Series Trust

TA Aegon Bond Service Class	Transamerica Aegon Bond VP Service Class

TA Aegon Core Bond Service Class	Transamerica Aegon Core Bond VP Service Class

TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class

TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class

TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class

TA BlackRock Global Real Estate Securities Service Class	Transamerica BlackRock Global Real Estate Securities VP Service Class

TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class

TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class

TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Initial Class

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Initial Class

TA Goldman Sachs Managed Risk - Growth ETF Service Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Service Class

TA International Focus Service Class	Transamerica International Focus VP Service Class

TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class

TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class

TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class

TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class

TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class

TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class

TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class

TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class

TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class

TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class

TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class

TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2022:

Subaccount	Formerly

AB Balanced Hedged Allocation Class B Shares	AB Balanced Wealth Strategy Class B Shares

TA Aegon Bond Service Class	TA PIMCO Total Return Service Class

TA Aegon Core Bond Service Class	TA JPMorgan Core Bond Service Class

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	TA Managed Risk - Balanced ETF Initial Class

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	TA Managed Risk - Growth ETF Initial Class

TA Goldman Sachs Managed Risk - Growth ETF Service Class	TA Managed Risk - Growth ETF Service Class

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2022

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

AB Balanced Hedged Allocation Class B Shares	$-	$-

Fidelity® VIP Index 500 Service Class 2	-	-

Franklin Allocation Class 4 Shares	-	-

ProFund Access VP High Yield	95,772	36,742

ProFund VP Asia 30	20,237	7,906

ProFund VP Basic Materials	-	-

ProFund VP Bull	6,405	214

ProFund VP Consumer Services	-	-

ProFund VP Emerging Markets	21,692	11,380

ProFund VP Europe 30	37,093	36,321

ProFund VP Falling U.S. Dollar	-	-

ProFund VP Financials	-	-

ProFund VP Government Money Market	36,530	94,622

ProFund VP International	24,483	6

ProFund VP Japan	65,747	39,916

ProFund VP Mid-Cap	36,070	56,487

ProFund VP NASDAQ-100	-	56,983

ProFund VP Oil & Gas	-	-

ProFund VP Pharmaceuticals	-	-

ProFund VP Precious Metals	-	-

ProFund VP Short Emerging Markets	-	-

ProFund VP Short International	-	-

ProFund VP Short NASDAQ-100	-	-

ProFund VP Short Small-Cap	-	-

ProFund VP Small-Cap	929	37

ProFund VP Small-Cap Value	100,893	95,992

ProFund VP Telecommunications	-	-

ProFund VP U.S. Government Plus	-	-

ProFund VP UltraSmall-Cap	-	-

ProFund VP Utilities	-	-

TA Aegon Bond Service Class	122,278	168,191

TA Aegon Core Bond Service Class	-	-

TA Aegon High Yield Bond Service Class	5,534	11,300

TA Aegon Sustainable Equity Income Service Class	33,321	57,999

TA Aegon U.S. Government Securities Service Class	-	-

TA BlackRock Global Real Estate Securities Service Class	185	5,550

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2022

3. Investments (continued)

Subaccount	Purchases	Sales

TA BlackRock Government Money Market Service Class	$6,181	$1,978

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	-	-

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	-	-

TA BlackRock iShares Edge 40 Service Class	-	-

TA BlackRock Tactical Allocation Service Class	-	-

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	-	-

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-

TA Goldman Sachs Managed Risk - Growth ETF Service Class	-	-

TA International Focus Service Class	368	4,361

TA Janus Balanced Service Class	-	-

TA Janus Mid-Cap Growth Service Class	1,760	31,047

TA JPMorgan Enhanced Index Service Class	-	-

TA JPMorgan Tactical Allocation Service Class	29,966	55,674

TA Morgan Stanley Capital Growth Service Class	-	47,628

TA Multi-Managed Balanced Service Class	4,007	29,531

TA PIMCO Tactical - Balanced Service Class	-	-

TA PIMCO Tactical - Conservative Service Class	-	-

TA PIMCO Tactical - Growth Service Class	-	-

TA Small/Mid Cap Value Service Class	35,504	59,051

TA T. Rowe Price Small Cap Service Class	77,569	62,186

TA WMC US Growth Service Class	-	-

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	-	-	-	-	-	-

Fidelity® VIP Index 500 Service Class 2	-	-	-	-	-	-

Franklin Allocation Class 4 Shares	-	-	-	-	-	-

ProFund Access VP High Yield	49,272	(20,492)	28,780	-	-	-

ProFund VP Asia 30	27,211	(10,930)	16,281	22,602	(22,602)	-

ProFund VP Basic Materials	-	-	-	-	-	-

ProFund VP Bull	-	-	-	-	-	-

ProFund VP Consumer Services	-	-	-	-	-	-

ProFund VP Emerging Markets	32,218	(17,269)	14,949	30,632	(30,632)	-

ProFund VP Europe 30	35,143	(35,143)	-	48,007	(48,007)	-

ProFund VP Falling U.S. Dollar	-	-	-	-	-	-

ProFund VP Financials	-	-	-	-	-	-

ProFund VP Government Money Market	37,881	(98,088)	(60,207)	60,298	(91)	60,207

ProFund VP International	30,344	-	30,344	50,861	(50,861)	-

ProFund VP Japan	54,179	(33,263)	20,916	-	-	-

ProFund VP Mid-Cap	13,960	(24,448)	(10,488)	42,818	(37,345)	5,473

ProFund VP NASDAQ-100	-	(10,810)	(10,810)	18,327	(7,517)	10,810

ProFund VP Oil & Gas	-	-	-	-	-	-

ProFund VP Pharmaceuticals	-	-	-	-	-	-

ProFund VP Precious Metals	-	-	-	-	-	-

ProFund VP Short Emerging Markets	-	-	-	-	-	-

ProFund VP Short International	-	-	-	-	-	-

ProFund VP Short NASDAQ-100	-	-	-	-	-	-

ProFund VP Short Small-Cap	-	-	-	-	-	-

ProFund VP Small-Cap	-	-	-	-	-	-

ProFund VP Small-Cap Value	41,647	(41,647)	-	23,390	(57,897)	(34,507)

ProFund VP Telecommunications	-	-	-	-	-	-

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

ProFund VP U.S. Government Plus	-	-	-	-	-	-

ProFund VP UltraSmall-Cap	-	-	-	-	-	-

ProFund VP Utilities	-	-	-	-	-	-

TA Aegon Bond Service Class	82,470	(111,510)	(29,040)	163,536	(136,476)	27,060

TA Aegon Core Bond Service Class	-	-	-	-	-	-

TA Aegon High Yield Bond Service Class	2,532	(5,633)	(3,101)	-	(26,829)	(26,829)

TA Aegon Sustainable Equity Income Service Class	18,674	(32,963)	(14,289)	49,707	(24,523)	25,184

TA Aegon U.S. Government Securities Service Class	-	-	-	-	-	-

TA BlackRock Global Real Estate Securities Service Class	-	(4,927)	(4,927)	-	-	-

TA BlackRock Government Money Market Service Class	-	-	-	-	-	-

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	-	-	-	-	-	-

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	-	-	-	-	-	-

TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-

TA BlackRock Tactical Allocation Service Class	-	-	-	-	-	-

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	-	-	-	-	-	-

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-

TA Goldman Sachs Managed Risk - Growth ETF Service Class	-	-	-	-	-	-

TA International Focus Service Class	-	(3,020)	(3,020)	-	-	-

TA Janus Balanced Service Class	-	-	-	-	-	-

TA Janus Mid-Cap Growth Service Class	-	(10,895)	(10,895)	51,645	(78,621)	(26,976)

TA JPMorgan Enhanced Index Service Class	-	-	-	-	-	-

TA JPMorgan Tactical Allocation Service Class	18,800	(36,026)	(17,226)	57,787	(27,434)	30,353

TA Morgan Stanley Capital Growth Service Class	-	(9,387)	(9,387)	20,276	(10,889)	9,387

TA Multi-Managed Balanced Service Class	-	(12,293)	(12,293)	-	-	-

TA PIMCO Tactical - Balanced Service Class	-	-	-	-	-	-

TA PIMCO Tactical - Conservative Service Class	-	-	-	-	-	-

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA PIMCO Tactical - Growth Service Class	-	-	-	-	-	-

TA Small/Mid Cap Value Service Class	11,977	(20,592)	(8,615)	34,453	(31,504)	2,949

TA T. Rowe Price Small Cap Service Class	19,079	(19,079)	-	-	(34,609)	(34,609)

TA WMC US Growth Service Class	-	-	-	19,501	(19,501)	-

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	$-	$-	$-	$-	$-	$-

Fidelity® VIP Index 500 Service Class 2	-	-	-	-	-	-

Franklin Allocation Class 4 Shares	-	-	-	-	-	-

ProFund Access VP High Yield	93,965	(36,643)	57,322	-	-	-

ProFund VP Asia 30	20,237	(7,901)	12,336	30,582	(28,525)	2,057

ProFund VP Basic Materials	-	-	-	-	-	-

ProFund VP Bull	-	(2)	(2)	-	2	2

ProFund VP Consumer Services	-	-	-	-	-	-

ProFund VP Emerging Markets	21,672	(11,364)	10,308	32,284	(29,226)	3,058

ProFund VP Europe 30	36,812	(36,306)	506	49,669	(50,781)	(1,112)

ProFund VP Falling U.S. Dollar	-	-	-	-	-	-

ProFund VP Financials	-	-	-	-	-	-

ProFund VP Government Money Market	36,488	(94,487)	(57,999)	58,236	(89)	58,147

ProFund VP International	24,483	1	24,484	49,182	(49,230)	(48)

ProFund VP Japan	65,422	(39,893)	25,529	-	-	-

ProFund VP Mid-Cap	32,720	(56,420)	(23,700)	108,612	(95,040)	13,572

ProFund VP NASDAQ-100	-	(56,964)	(56,964)	100,765	(41,289)	59,476

ProFund VP Oil & Gas	-	-	-	-	-	-

ProFund VP Pharmaceuticals	-	-	-	-	-	-

ProFund VP Precious Metals	-	-	-	-	-	-

ProFund VP Short Emerging Markets	-	-	-	-	-	-

ProFund VP Short International	-	-	-	-	-	-

ProFund VP Short NASDAQ-100	-	-	-	-	-	-

ProFund VP Short Small-Cap	-	-	-	-	-	-

ProFund VP Small-Cap	-	(1)	(1)	-	3	3

ProFund VP Small-Cap Value	97,054	(95,900)	1,154	55,190	(141,398)	(86,208)

ProFund VP Telecommunications	-	-	-	-	-	-

ProFund VP U.S. Government Plus	-	2	2	-	-	-

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

ProFund VP UltraSmall-Cap	$-	$-	$-	$-	$-	$-

ProFund VP Utilities	-	-	-	-	-	-

TA Aegon Bond Service Class	121,402	(168,033)	(46,631)	265,000	(221,103)	43,897

TA Aegon Core Bond Service Class	-	-	-	-	-	-

TA Aegon High Yield Bond Service Class	5,189	(11,270)	(6,081)	-	(58,839)	(58,839)

TA Aegon Sustainable Equity Income Service Class	32,736	(57,894)	(25,158)	91,114	(44,621)	46,493

TA Aegon U.S. Government Securities Service Class	-	-	-	-	-	-

TA BlackRock Global Real Estate Securities Service Class	-	(5,520)	(5,520)	-	(1)	(1)

TA BlackRock Government Money Market Service Class	-	2	2	-	17	17

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	-	-	-	-	-	-

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	-	-	-	-	-	-

TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-

TA BlackRock Tactical Allocation Service Class	-	-	-	-	-	-

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	-	-	-	-	-	-

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-

TA Goldman Sachs Managed Risk - Growth ETF Service Class	-	-	-	-	-	-

TA International Focus Service Class	-	(4,340)	(4,340)	-	(1)	(1)

TA Janus Balanced Service Class	-	-	-	-	-	-

TA Janus Mid-Cap Growth Service Class	-	(30,986)	(30,986)	156,400	(230,762)	(74,362)

TA JPMorgan Enhanced Index Service Class	-	-	-	-	-	-

TA JPMorgan Tactical Allocation Service Class	28,534	(55,570)	(27,036)	94,401	(44,919)	49,482

TA Morgan Stanley Capital Growth Service Class	-	(47,609)	(47,609)	157,047	(83,229)	73,818

TA Multi-Managed Balanced Service Class	-	(29,392)	(29,392)	-	1	1

TA PIMCO Tactical - Balanced Service Class	-	-	-	-	-	-

TA PIMCO Tactical - Conservative Service Class	-	-	-	-	-	-

TA PIMCO Tactical - Growth Service Class	-	-	-	-	-	-

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Small/Mid Cap Value Service Class	$34,526	$(58,981)	$(24,455)	$100,901	$(92,017)	$8,884

TA T. Rowe Price Small Cap Service Class	64,519	(62,139)	2,380	-	(140,731)	(140,731)

TA WMC US Growth Service Class	-	-	-	72,407	(74,160)	(1,753)

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Balanced Hedged Allocation Class B Shares
12/31/2022	-	$2.36	to	$11.29	$-	-%	0.65%	to	1.95%	(19.69	) %	to	(20.71	) %
12/31/2021	-	2.94	to	14.24	-	-	0.65	to	1.95	12.63		to	11.20
12/31/2020	-	2.61	to	12.80	-	-	0.65	to	1.95	8.55		to	7.16
12/31/2019	-	2.40	to	11.95	-	-	0.65	to	1.95	17.44		to	15.94
12/31/2018	-	2.05	to	10.30	-	-	0.65	to	1.95	(7.02)		to	(8.21)
Fidelity® VIP Index 500 Service Class 2
12/31/2022	-	3.02	to	16.62	-	-	0.45	to	1.75	(18.78)		to	(19.82)
12/31/2021	-	3.72	to	20.72	-	-	0.45	to	1.75	27.68		to	26.05
12/31/2020	-	2.91	to	16.44	-	-	0.45	to	1.75	17.42		to	15.92
12/31/2019	-	2.48	to	14.18	-	-	0.45	to	1.75	30.43		to	28.77
12/31/2018	-	1.90	to	11.01	-	-	0.45	to	1.75	(5.16)		to	(6.38)
Franklin Allocation Class 4 Shares
12/31/2022	-	2.52	to	11.14	-	-	0.60	to	1.90	(16.69)		to	(17.75)
12/31/2021	-	3.02	to	13.54	-	-	0.60	to	1.90	10.87		to	9.46
12/31/2020	-	2.72	to	12.37	-	-	0.60	to	1.90	11.08		to	9.67
12/31/2019	-	2.45	to	11.28	-	-	0.60	to	1.90	18.85		to	17.33
12/31/2018	-	2.06	to	9.62	-	-	0.60	to	1.90	(10.12)		to	(11.28)
ProFund Access VP High Yield
12/31/2022	28,780	1.90	to	9.68	54,552	7.96	0.45	to	1.75	(8.38)		to	(9.55)
12/31/2021	-	2.07	to	10.70	-	-	0.45	to	1.75	(0.18)		to	(1.45)
12/31/2020	-	2.07	to	10.86	-	-	0.45	to	1.75	(0.51)		to	(1.78)
12/31/2019	-	2.08	to	11.06	-	6.76	0.45	to	1.75	11.93		to	10.50
12/31/2018	-	1.86	to	10.01	-	2.40	0.45	to	1.75	(1.06)		to	(2.33)
ProFund VP Asia 30
12/31/2022	16,281	0.68	to	10.06	11,094	-	0.45	to	1.75	(24.76)		to	(25.73)
12/31/2021	-	0.91	to	13.55	-	-	0.45	to	1.75	(18.89)		to	(19.92)
12/31/2020	-	1.12	to	16.92	-	0.54	0.45	to	1.75	34.94		to	33.22
12/31/2019	73,637	0.83	to	12.70	60,726	0.09	0.45	to	1.75	25.74		to	24.13
12/31/2018	10,670	0.66	to	10.23	6,983	0.18	0.45	to	1.75	(18.96)		to	(20.00)
ProFund VP Basic Materials
12/31/2022	-	1.66	to	13.96	-	-	0.45	to	1.75	(9.55)		to	(10.70)
12/31/2021	-	1.84	to	15.63	-	-	0.45	to	1.75	25.07		to	23.47
12/31/2020	-	1.47	to	12.66	-	-	0.45	to	1.75	15.96		to	14.48
12/31/2019	-	1.27	to	11.06	-	-	0.45	to	1.75	17.19		to	15.69
12/31/2018	-	1.08	to	9.56	-	-	0.45	to	1.75	(18.03)		to	(19.08)
ProFund VP Bull
12/31/2022	18,711	2.38	to	15.10	44,462	-	0.45	to	1.75	(20.09)		to	(21.11)
12/31/2021	18,711	2.97	to	19.14	55,644	-	0.45	to	1.75	25.77		to	24.16
12/31/2020	18,711	2.36	to	15.42	44,243	0.08	0.45	to	1.75	15.51		to	14.04
12/31/2019	31,636	2.05	to	13.52	64,757	0.27	0.45	to	1.75	28.30		to	26.66
12/31/2018	31,984	1.60	to	10.67	51,027	-	0.45	to	1.75	(6.57)		to	(7.77)
ProFund VP Consumer Services
12/31/2022	-	2.98	to	12.78	-	-	0.45	to	1.75	(31.84)		to	(32.71)
12/31/2021	-	4.37	to	18.99	-	-	0.45	to	1.75	9.74		to	8.33
12/31/2020	-	3.98	to	17.53	-	-	0.45	to	1.75	27.77		to	26.14
12/31/2019	-	3.12	to	13.90	-	-	0.45	to	1.75	24.08		to	22.50
12/31/2018	-	2.51	to	11.35	-	-	0.45	to	1.75	0.16		to	(1.12)

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Emerging Markets
12/31/2022	19,586	$0.66	to	$10.73	$12,882	0.53%	0.45%	to	1.75%	(16.57	) %	to	(17.63	) %
12/31/2021	4,637	0.79	to	13.03	3,630	-	0.45	to	1.75	(18.38)		to	(19.42)
12/31/2020	4,637	0.97	to	16.17	4,450	0.38	0.45	to	1.75	26.15		to	24.54
12/31/2019	87,826	0.77	to	12.98	67,022	0.20	0.45	to	1.75	23.68		to	22.10
12/31/2018	23,661	0.62	to	10.63	14,579	0.10	0.45	to	1.75	(15.65)		to	(16.73)
ProFund VP Europe 30
12/31/2022	-	0.97	to	11.21	-	2.09	0.45	to	1.75	(8.17)		to	(9.35)
12/31/2021	-	1.05	to	12.36	-	-	0.45	to	1.75	23.97		to	22.39
12/31/2020	-	0.85	to	10.10	-	-	0.45	to	1.75	(9.64)		to	(10.79)
12/31/2019	-	0.94	to	11.32	-	-	0.45	to	1.75	17.26		to	15.76
12/31/2018	-	0.80	to	9.78	-	-	0.45	to	1.75	(14.51)		to	(15.61)
ProFund VP Falling U.S. Dollar
12/31/2022	-	0.55	to	7.89	-	-	0.45	to	1.75	(9.17)		to	(10.33)
12/31/2021	-	0.60	to	8.80	-	-	0.45	to	1.75	(8.44)		to	(9.61)
12/31/2020	-	0.66	to	9.73	-	-	0.45	to	1.75	4.34		to	3.00
12/31/2019	127,038	0.63	to	9.45	80,407	-	0.45	to	1.75	(2.78)		to	(4.02)
12/31/2018	-	0.65	to	9.85	-	-	0.45	to	1.75	(6.73)		to	(7.93)
ProFund VP Financials
12/31/2022	-	1.41	to	13.22	-	-	0.45	to	1.75	(15.52)		to	(16.60)
12/31/2021	-	1.67	to	15.86	-	-	0.45	to	1.75	29.52		to	27.87
12/31/2020	-	1.29	to	12.40	-	-	0.45	to	1.75	(2.21)		to	(3.46)
12/31/2019	-	1.32	to	12.84	-	-	0.45	to	1.75	29.69		to	28.03
12/31/2018	-	1.02	to	10.03	-	-	0.45	to	1.75	(10.83)		to	(11.98)
ProFund VP Government Money Market
12/31/2022	-	0.97	to	9.22	-	0.13	0.45	to	1.75	0.59		to	(0.69)
12/31/2021	60,207	0.97	to	9.29	58,106	0.01	0.45	to	1.75	(0.44)		to	(1.71)
12/31/2020	-	0.97	to	9.45	-	0.13	0.45	to	1.75	(0.40)		to	(1.68)
12/31/2019	375,058	0.97	to	9.61	365,014	0.78	0.45	to	1.75	0.32		to	(0.96)
12/31/2018	607,677	0.97	to	9.70	587,859	0.42	0.45	to	1.75	(0.03)		to	(1.32)
ProFund VP International
12/31/2022	30,344	0.80	to	10.34	24,283	-	0.45	to	1.75	(16.82)		to	(17.88)
12/31/2021	-	0.96	to	12.59	-	-	0.45	to	1.75	8.33		to	6.95
12/31/2020	-	0.89	to	11.77	-	-	0.45	to	1.75	4.43		to	3.09
12/31/2019	-	0.85	to	11.42	-	-	0.45	to	1.75	18.74		to	17.22
12/31/2018	-	0.72	to	9.74	-	-	0.45	to	1.75	(16.14)		to	(17.22)
ProFund VP Japan
12/31/2022	20,916	1.15	to	11.92	23,967	-	0.45	to	1.75	(10.33)		to	(11.47)
12/31/2021	-	1.28	to	13.46	-	-	0.45	to	1.75	3.43		to	2.11
12/31/2020	-	1.24	to	13.18	-	-	0.45	to	1.75	15.41		to	13.94
12/31/2019	-	1.07	to	11.57	-	0.08	0.45	to	1.75	19.46		to	17.93
12/31/2018	2,091	0.90	to	9.81	1,863	-	0.45	to	1.75	(12.03)		to	(13.16)
ProFund VP Mid-Cap
12/31/2022	2,554	2.24	to	12.41	5,731	-	0.45	to	1.75	(15.30)		to	(16.38)
12/31/2021	13,042	2.65	to	14.84	34,421	-	0.45	to	1.75	21.66		to	20.11
12/31/2020	7,569	2.18	to	12.36	16,426	-	0.45	to	1.75	10.26		to	8.86
12/31/2019	-	1.97	to	11.35	-	0.30	0.45	to	1.75	22.97		to	21.40
12/31/2018	2,620	1.61	to	9.35	4,160	-	0.45	to	1.75	(13.25)		to	(14.37)
ProFund VP NASDAQ-100
12/31/2022	-	4.02	to	18.65	-	-	0.45	to	1.75	(34.21)		to	(35.05)
12/31/2021	10,810	6.11	to	28.71	65,800	-	0.45	to	1.75	24.24		to	22.66
12/31/2020	-	4.92	to	23.41	-	-	0.45	to	1.75	44.92		to	43.07
12/31/2019	13,158	3.39	to	16.36	44,506	-	0.45	to	1.75	36.09		to	34.35
12/31/2018	9,299	2.49	to	12.18	23,072	-	0.45	to	1.75	(2.31)		to	(3.57)

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Oil & Gas
12/31/2022	-	$1.20	to	$11.86	$-	-%	0.45%	to	1.75%	58.72%	to	56.70%
12/31/2021	-	0.76	to	7.57	-	-	0.45	to	1.75	51.25	to	49.32
12/31/2020	-	0.50	to	5.07	-	-	0.45	to	1.75	(34.75)	to	(35.59)
12/31/2019	-	0.77	to	7.87	-	-	0.45	to	1.75	8.03	to	6.65
12/31/2018	-	0.71	to	7.38	-	-	0.45	to	1.75	(20.58)	to	(21.60)
ProFund VP Pharmaceuticals
12/31/2022	-	2.45	to	12.28	-	-	0.45	to	1.75	(6.55)	to	(7.74)
12/31/2021	-	2.62	to	13.31	-	-	0.45	to	1.75	10.70	to	9.29
12/31/2020	-	2.37	to	12.18	-	-	0.45	to	1.75	12.01	to	10.58
12/31/2019	-	2.12	to	11.02	-	-	0.45	to	1.75	13.53	to	12.08
12/31/2018	-	1.86	to	9.83	-	-	0.45	to	1.75	(6.62)	to	(7.82)
ProFund VP Precious Metals
12/31/2022	-	0.49	to	11.58	-	-	0.45	to	1.75	(11.42)	to	(12.55)
12/31/2021	-	0.55	to	13.24	-	-	0.45	to	1.75	(9.34)	to	(10.50)
12/31/2020	-	0.61	to	14.79	-	-	0.45	to	1.75	23.55	to	21.97
12/31/2019	-	0.49	to	12.13	-	-	0.45	to	1.75	45.33	to	43.47
12/31/2018	-	0.34	to	8.45	-	-	0.45	to	1.75	(13.86)	to	(14.97)
ProFund VP Short Emerging Markets
12/31/2022	-	0.24	to	4.75	-	-	0.45	to	1.75	6.22	to	4.86
12/31/2021	-	0.23	to	4.53	-	-	0.45	to	1.75	9.46	to	8.07
12/31/2020	-	0.21	to	4.19	-	-	0.45	to	1.75	(32.06)	to	(32.93)
12/31/2019	-	0.31	to	6.25	-	-	0.45	to	1.75	(21.35)	to	(22.35)
12/31/2018	-	0.39	to	8.05	-	-	0.45	to	1.75	12.08	to	10.64
ProFund VP Short International
12/31/2022	-	0.30	to	5.62	-	-	0.45	to	1.75	11.95	to	10.52
12/31/2021	-	0.27	to	5.09	-	-	0.45	to	1.75	(13.79)	to	(14.89)
12/31/2020	-	0.31	to	5.98	-	-	0.45	to	1.75	(17.32)	to	(18.37)
12/31/2019	-	0.37	to	7.32	-	-	0.45	to	1.75	(17.79)	to	(18.84)
12/31/2018	-	0.45	to	9.02	-	-	0.45	to	1.75	14.96	to	13.48
ProFund VP Short NASDAQ-100
12/31/2022	-	0.07	to	2.77	-	-	0.45	to	1.75	34.47	to	32.75
12/31/2021	-	0.05	to	2.08	-	-	0.45	to	1.75	(25.48)	to	(26.42)
12/31/2020	-	0.07	to	2.83	-	-	0.45	to	1.75	(43.03)	to	(43.76)
12/31/2019	-	0.12	to	5.03	-	-	0.45	to	1.75	(28.38)	to	(29.29)
12/31/2018	-	0.16	to	7.12	-	-	0.45	to	1.75	(3.33)	to	(4.57)
ProFund VP Short Small-Cap
12/31/2022	-	0.10	to	4.49	-	-	0.45	to	1.75	17.28	to	15.79
12/31/2021	-	0.09	to	3.88	-	-	0.45	to	1.75	(19.42)	to	(20.44)
12/31/2020	-	0.11	to	4.87	-	-	0.45	to	1.75	(32.27)	to	(33.14)
12/31/2019	-	0.16	to	7.29	-	-	0.45	to	1.75	(21.14)	to	(22.15)
12/31/2018	-	0.20	to	9.36	-	-	0.45	to	1.75	9.89	to	8.49
ProFund VP Small-Cap
12/31/2022	4,016	1.89	to	11.01	7,600	-	0.45	to	1.75	(22.20)	to	(23.19)
12/31/2021	4,016	2.43	to	14.34	9,768	-	0.45	to	1.75	12.38	to	10.94
12/31/2020	4,016	2.16	to	12.93	8,692	0.06	0.45	to	1.75	16.53	to	15.04
12/31/2019	6,790	1.86	to	11.24	12,611	-	0.45	to	1.75	23.05	to	21.48
12/31/2018	6,865	1.51	to	9.25	10,362	-	0.45	to	1.75	(13.29)	to	(14.40)
ProFund VP Small-Cap Value
12/31/2022	-	2.21	to	11.53	-	-	0.45	to	1.75	(12.80)	to	(13.92)
12/31/2021	-	2.54	to	13.39	-	0.13	0.45	to	1.75	27.98	to	26.35
12/31/2020	34,507	1.98	to	10.60	68,143	-	0.45	to	1.75	0.61	to	(0.68)
12/31/2019	31,030	1.97	to	10.67	60,918	-	0.45	to	1.75	22.01	to	20.46
12/31/2018	-	1.61	to	8.86	-	-	0.45	to	1.75	(14.60)	to	(15.70)

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Telecommunications
12/31/2022	-	$1.09	to	$8.14	$-	-%	0.45%	to	1.75%	(21.57	) %	to	(22.57	) %
12/31/2021	-	1.39	to	10.51	-	-	0.45	to	1.75	17.88		to	16.38
12/31/2020	-	1.18	to	9.03	-	-	0.45	to	1.75	2.69		to	1.38
12/31/2019	-	1.15	to	8.91	-	-	0.45	to	1.75	14.25		to	12.80
12/31/2018	-	1.00	to	7.90	-	-	0.45	to	1.75	(15.49)		to	(16.57)
ProFund VP U.S. Government Plus
12/31/2022	-	1.31	to	7.19	-	-	0.45	to	1.75	(41.96)		to	(42.70)
12/31/2021	-	2.25	to	12.54	-	-	0.45	to	1.75	(7.50)		to	(8.68)
12/31/2020	-	2.44	to	13.73	-	-	0.45	to	1.75	20.15		to	18.62
12/31/2019	-	2.03	to	11.58	-	1.15	0.45	to	1.75	17.69		to	16.19
12/31/2018	-	1.72	to	9.96	-	0.80	0.45	to	1.75	(5.85)		to	(7.06)
ProFund VP UltraSmall-Cap
12/31/2022	-	1.53	to	9.39	-	-	0.45	to	1.75	(43.94)		to	(44.65)
12/31/2021	-	2.73	to	16.97	-	-	0.45	to	1.75	22.75		to	21.18
12/31/2020	-	2.23	to	14.00	-	-	0.45	to	1.75	15.87		to	14.39
12/31/2019	-	1.92	to	12.24	-	-	0.45	to	1.75	46.67		to	44.80
12/31/2018	-	1.31	to	8.45	-	-	0.45	to	1.75	(27.28)		to	(28.22)
ProFund VP Utilities
12/31/2022	-	2.19	to	14.15	-	-	0.45	to	1.75	(0.70)		to	(1.96)
12/31/2021	-	2.20	to	14.43	-	-	0.45	to	1.75	14.89		to	13.42
12/31/2020	-	1.92	to	12.72	-	-	0.45	to	1.75	(2.84)		to	(4.08)
12/31/2019	-	1.97	to	13.26	-	-	0.45	to	1.75	22.33		to	20.76
12/31/2018	-	1.61	to	10.98	-	-	0.45	to	1.75	2.42		to	1.11
TA Aegon Bond Service Class
12/31/2022	15,535	1.38	to	9.12	21,381	2.52	0.45	to	1.75	(15.46)		to	(16.54)
12/31/2021	44,575	1.63	to	10.93	72,255	1.62	0.45	to	1.75	(1.51)		to	(2.77)
12/31/2020	17,515	1.65	to	11.24	28,818	6.18	0.45	to	1.75	6.92		to	5.56
12/31/2019	16,802	1.55	to	10.65	25,864	1.41	0.45	to	1.75	7.73		to	6.36
12/31/2018	35,838	1.44	to	10.02	51,374	1.03	0.45	to	1.75	(1.47)		to	(2.73)
TA Aegon Core Bond Service Class
12/31/2022	-	1.44	to	9.27	-	-	0.45	to	1.75	(13.38)		to	(14.49)
12/31/2021	-	1.66	to	10.85	-	-	0.45	to	1.75	(1.71)		to	(2.96)
12/31/2020	-	1.69	to	11.18	-	-	0.45	to	1.75	6.68		to	5.32
12/31/2019	-	1.58	to	10.61	-	-	0.45	to	1.75	7.77		to	6.39
12/31/2018	-	1.47	to	9.97	-	-	0.45	to	1.75	(0.54)		to	(1.82)
TA Aegon High Yield Bond Service Class
12/31/2022	-	1.96	to	10.49	-	6.02	0.45	to	1.75	(11.85)		to	(12.97)
12/31/2021	3,101	2.22	to	12.05	6,846	5.85	0.45	to	1.75	5.78		to	4.42
12/31/2020	29,930	2.10	to	11.54	62,859	7.60	0.45	to	1.75	4.21		to	2.88
12/31/2019	47,945	2.02	to	11.22	96,654	5.82	0.45	to	1.75	13.46		to	12.01
12/31/2018	54,688	1.78	to	10.01	97,116	5.80	0.45	to	1.75	(3.15)		to	(4.39)
TA Aegon Sustainable Equity Income Service Class
12/31/2022	10,895	1.71	to	11.16	18,642	0.87	0.45	to	1.75	(12.24)		to	(13.36)
12/31/2021	25,184	1.95	to	12.88	48,908	-	0.45	to	1.75	21.57		to	20.02
12/31/2020	-	1.60	to	10.73	-	-	0.45	to	1.75	(8.00)		to	(9.18)
12/31/2019	-	1.74	to	11.82	-	-	0.45	to	1.75	23.02		to	21.45
12/31/2018	21,321	1.42	to	9.73	30,069	-	0.45	to	1.75	(12.08)		to	(13.21)
TA Aegon U.S. Government Securities Service Class
12/31/2022	-	1.26	to	9.01	-	-	0.45	to	1.75	(13.68)		to	(14.78)
12/31/2021	-	1.46	to	10.57	-	-	0.45	to	1.75	(2.97)		to	(4.21)
12/31/2020	-	1.51	to	11.04	-	-	0.45	to	1.75	8.18		to	6.79
12/31/2019	-	1.40	to	10.34	-	-	0.45	to	1.75	5.87		to	4.52
12/31/2018	-	1.32	to	9.89	-	-	0.45	to	1.75	(0.44)		to	(1.72)

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock Global Real Estate Securities Service Class
12/31/2022	-	$1.12	to	$9.92	$-	3.22%	0.45%	to	1.75%	(28.71	) %	to	(29.62	) %
12/31/2021	4,927	1.57	to	14.09	7,681	2.15	0.45	to	1.75	25.29		to	23.69
12/31/2020	4,927	1.25	to	11.39	6,134	11.67	0.45	to	1.75	(0.95)		to	(2.22)
12/31/2019	4,927	1.27	to	11.65	6,196	0.61	0.45	to	1.75	24.32		to	22.74
12/31/2018	4,927	1.02	to	9.49	4,986	8.09	0.45	to	1.75	(10.73)		to	(11.88)
TA BlackRock Government Money Market Service Class
12/31/2022	444,161	1.00	to	9.40	445,726	1.40	0.45	to	1.75	0.95		to	(0.33)
12/31/2021	444,161	0.99	to	9.43	441,520	-	0.45	to	1.75	(0.44)		to	(1.72)
12/31/2020	444,161	1.00	to	9.60	443,473	0.05	0.45	to	1.75	(0.20)		to	(1.48)
12/31/2019	-	1.00	to	9.74	-	-	0.45	to	1.75	1.26		to	(0.03)
12/31/2018	-	0.99	to	9.74	-	-	0.45	to	1.75	0.38		to	(0.90)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2022	-	1.31	to	10.31	-	-	0.45	to	1.75	(15.67)		to	(16.74)
12/31/2021	-	1.55	to	12.38	-	-	0.45	to	1.75	5.27		to	3.92
12/31/2020	-	1.48	to	11.91	-	-	0.45	to	1.75	6.17		to	4.82
12/31/2019	-	1.39	to	11.37	-	-	0.45	to	1.75	10.74		to	9.32
12/31/2018	-	1.26	to	10.40	-	-	0.45	to	1.75	(3.33)		to	(4.57)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2022	-	1.30	to	9.66	-	-	0.45	to	1.75	(18.68)		to	(19.72)
12/31/2021	-	1.60	to	12.04	-	-	0.45	to	1.75	7.14		to	5.77
12/31/2020	-	1.49	to	11.38	-	-	0.45	to	1.75	(2.52)		to	(3.76)
12/31/2019	-	1.53	to	11.82	-	-	0.45	to	1.75	10.86		to	9.44
12/31/2018	-	1.38	to	10.80	-	-	0.45	to	1.75	(6.37)		to	(7.58)
TA BlackRock iShares Edge 40 Service Class
12/31/2022	-	1.18	to	10.69	-	-	0.45	to	1.75	(14.82)		to	(15.91)
12/31/2021	-	1.39	to	12.71	-	-	0.45	to	1.75	5.30		to	3.96
12/31/2020	-	1.32	to	12.23	-	-	0.45	to	1.75	8.96		to	7.57
12/31/2019	-	1.21	to	11.37	-	-	0.45	to	1.75	14.59		to	13.12
12/31/2018	-	1.06	to	10.05	-	-	0.45	to	1.75	(4.86)		to	(6.08)
TA BlackRock Tactical Allocation Service Class
12/31/2022	-	1.34	to	11.42	-	-	0.45	to	1.75	(16.58)		to	(17.65)
12/31/2021	-	1.61	to	13.87	-	-	0.45	to	1.75	7.15		to	5.78
12/31/2020	-	1.50	to	13.11	-	-	0.45	to	1.75	12.68		to	11.24
12/31/2019	-	1.33	to	11.78	-	-	0.45	to	1.75	16.53		to	15.04
12/31/2018	-	1.15	to	10.24	-	-	0.45	to	1.75	(4.84)		to	(6.07)
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class
12/31/2022	-	1.65	to	11.09	-	-	0.45	to	1.75	(14.46)		to	(15.55)
12/31/2021	-	1.93	to	13.13	-	-	0.45	to	1.75	9.16		to	7.77
12/31/2020	-	1.77	to	12.19	-	-	0.45	to	1.75	4.02		to	2.69
12/31/2019	-	1.70	to	11.87	-	-	0.45	to	1.75	15.40		to	13.93
12/31/2018	-	1.47	to	10.42	-	-	0.45	to	1.75	(4.76)		to	(5.99)
TA Goldman Sachs Managed Risk - Growth ETF Initial Class
12/31/2022	-	1.81	to	12.04	-	-	0.45	to	1.75	(14.70)		to	(15.79)
12/31/2021	-	2.12	to	14.30	-	-	0.45	to	1.75	13.73		to	12.28
12/31/2020	-	1.87	to	12.73	-	-	0.45	to	1.75	4.05		to	2.72
12/31/2019	-	1.79	to	12.39	-	-	0.45	to	1.75	19.20		to	17.68
12/31/2018	-	1.51	to	10.53	-	-	0.45	to	1.75	(7.41)		to	(8.60)
TA Goldman Sachs Managed Risk - Growth ETF Service Class
12/31/2022	-	1.47	to	11.87	-	-	0.45	to	1.75	(14.90)		to	(15.99)
12/31/2021	-	1.73	to	14.12	-	-	0.45	to	1.75	13.53		to	12.08
12/31/2020	-	1.53	to	12.60	-	-	0.45	to	1.75	3.75		to	2.42
12/31/2019	-	1.47	to	12.30	-	-	0.45	to	1.75	18.87		to	17.36
12/31/2018	-	1.24	to	10.48	-	-	0.45	to	1.75	(7.58)		to	(8.76)

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA International Focus Service Class
12/31/2022	-	$1.45	to	$12.61	$-	3.07%	0.45%	to	1.75%	(20.65	) %	to	(21.66	) %
12/31/2021	3,020	1.83	to	16.09	5,489	1.06	0.45	to	1.75	10.13		to	8.73
12/31/2020	3,020	1.66	to	14.80	4,987	1.75	0.45	to	1.75	20.04		to	18.51
12/31/2019	3,020	1.38	to	12.49	4,156	0.84	0.45	to	1.75	26.83		to	25.21
12/31/2018	4,637	1.09	to	9.98	5,034	0.94	0.45	to	1.75	(18.32)		to	(19.37)
TA Janus Balanced Service Class
12/31/2022	-	2.01	to	13.91	-	-	0.45	to	1.75	(17.14)		to	(18.20)
12/31/2021	-	2.43	to	17.00	-	-	0.45	to	1.75	14.92		to	13.46
12/31/2020	-	2.11	to	14.98	-	-	0.45	to	1.75	13.80		to	12.35
12/31/2019	-	1.86	to	13.34	-	-	0.45	to	1.75	21.23		to	19.68
12/31/2018	-	1.53	to	11.14	-	-	0.45	to	1.75	(0.52)		to	(1.79)
TA Janus Mid-Cap Growth Service Class
12/31/2022	3,984	2.61	to	17.70	10,403	-	0.45	to	1.75	(17.31)		to	(18.36)
12/31/2021	14,879	3.16	to	21.68	46,856	0.16	0.45	to	1.75	16.47		to	14.98
12/31/2020	41,855	2.71	to	18.85	113,111	0.05	0.45	to	1.75	18.40		to	16.89
12/31/2019	6,736	2.29	to	16.13	15,425	-	0.45	to	1.75	35.72		to	33.98
12/31/2018	30,427	1.69	to	12.04	51,142	-	0.45	to	1.75	(1.90)		to	(3.16)
TA JPMorgan Enhanced Index Service Class
12/31/2022	-	3.01	to	16.66	-	-	0.45	to	1.75	(18.91)		to	(19.94)
12/31/2021	-	3.71	to	20.81	-	-	0.45	to	1.75	29.21		to	27.56
12/31/2020	-	2.87	to	16.32	-	-	0.45	to	1.75	19.32		to	17.80
12/31/2019	-	2.40	to	13.85	-	-	0.45	to	1.75	30.10		to	28.44
12/31/2018	-	1.85	to	10.78	-	-	0.45	to	1.75	(6.67)		to	(7.87)
TA JPMorgan Tactical Allocation Service Class
12/31/2022	13,127	1.42	to	10.50	18,577	0.78	0.45	to	1.75	(15.41)		to	(16.49)
12/31/2021	30,353	1.67	to	12.58	50,588	-	0.45	to	1.75	4.16		to	2.83
12/31/2020	-	1.61	to	12.23	-	-	0.45	to	1.75	11.60		to	10.17
12/31/2019	-	1.44	to	11.10	-	-	0.45	to	1.75	11.41		to	9.99
12/31/2018	24,383	1.29	to	10.09	31,349	-	0.45	to	1.75	(3.62)		to	(4.86)
TA Morgan Stanley Capital Growth Service Class
12/31/2022	-	2.78	to	14.22	-	-	0.45	to	1.75	(60.09)		to	(60.60)
12/31/2021	9,387	6.96	to	36.09	65,084	-	0.45	to	1.75	(1.27)		to	(2.53)
12/31/2020	-	7.05	to	37.02	-	-	0.45	to	1.75	116.32		to	113.56
12/31/2019	7,446	3.26	to	17.34	24,265	-	0.45	to	1.75	22.92		to	21.35
12/31/2018	2,575	2.65	to	14.29	6,788	-	0.45	to	1.75	5.96		to	4.59
TA Multi-Managed Balanced Service Class
12/31/2022	-	2.36	to	13.38	-	1.02	0.45	to	1.75	(16.86)		to	(17.92)
12/31/2021	12,293	2.84	to	16.31	34,648	0.96	0.45	to	1.75	16.27		to	14.78
12/31/2020	12,293	2.44	to	14.21	29,815	1.38	0.45	to	1.75	15.08		to	13.62
12/31/2019	12,293	2.12	to	12.50	25,920	1.44	0.45	to	1.75	20.95		to	19.41
12/31/2018	12,293	1.75	to	10.47	21,441	1.23	0.45	to	1.75	(4.34)		to	(5.57)
TA PIMCO Tactical - Balanced Service Class
12/31/2022	-	1.31	to	10.40	-	-	0.45	to	1.75	(20.01)		to	(21.03)
12/31/2021	-	1.63	to	13.17	-	-	0.45	to	1.75	5.91		to	4.56
12/31/2020	-	1.54	to	12.60	-	-	0.45	to	1.75	8.37		to	6.99
12/31/2019	-	1.42	to	11.78	-	-	0.45	to	1.75	19.14		to	17.62
12/31/2018	-	1.19	to	10.01	-	-	0.45	to	1.75	(7.36)		to	(8.55)
TA PIMCO Tactical - Conservative Service Class
12/31/2022	-	1.25	to	10.45	-	-	0.45	to	1.75	(17.66)		to	(18.71)
12/31/2021	-	1.52	to	12.85	-	-	0.45	to	1.75	3.74		to	2.42
12/31/2020	-	1.47	to	12.55	-	-	0.45	to	1.75	9.40		to	8.00
12/31/2019	-	1.34	to	11.62	-	-	0.45	to	1.75	17.04		to	15.54
12/31/2018	-	1.14	to	10.05	-	-	0.45	to	1.75	(5.57)		to	(6.79)

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA PIMCO Tactical - Growth Service Class
12/31/2022	-	$1.35	to	$11.24	$-	-%	0.45%	to	1.75%	(18.39	) %	to	(19.44	) %
12/31/2021	-	1.65	to	13.96	-	-	0.45	to	1.75	8.72		to	7.33
12/31/2020	-	1.52	to	13.00	-	-	0.45	to	1.75	8.60		to	7.21
12/31/2019	-	1.40	to	12.13	-	-	0.45	to	1.75	21.01		to	19.47
12/31/2018	-	1.16	to	10.15	-	-	0.45	to	1.75	(8.10)		to	(9.28)
TA Small/Mid Cap Value Service Class
12/31/2022	2,054	2.79	to	13.64	5,739	0.14	0.45	to	1.75	(8.94)		to	(10.10)
12/31/2021	10,669	3.07	to	15.17	32,608	0.27	0.45	to	1.75	27.24		to	25.62
12/31/2020	7,720	2.41	to	12.08	18,549	-	0.45	to	1.75	3.27		to	1.96
12/31/2019	1,126	2.33	to	11.85	2,629	1.10	0.45	to	1.75	24.38		to	22.79
12/31/2018	9,279	1.88	to	9.65	17,357	0.45	0.45	to	1.75	(12.04)		to	(13.17)
TA T. Rowe Price Small Cap Service Class
12/31/2022	-	3.34	to	14.01	-	-	0.45	to	1.75	(22.94)		to	(23.93)
12/31/2021	-	4.34	to	18.42	-	-	0.45	to	1.75	10.58		to	9.17
12/31/2020	34,609	3.92	to	16.87	135,320	-	0.45	to	1.75	22.75		to	21.18
12/31/2019	10,754	3.20	to	13.92	34,276	-	0.45	to	1.75	31.80		to	30.11
12/31/2018	2,186	2.43	to	10.70	5,288	-	0.45	to	1.75	(7.70)		to	(8.88)
TA WMC US Growth Service Class
12/31/2022	-	2.61	to	17.99	-	-	0.45	to	1.75	(31.82)		to	(32.69)
12/31/2021	-	3.83	to	26.73	-	-	0.45	to	1.75	19.83		to	18.30
12/31/2020	-	3.19	to	22.60	-	-	0.45	to	1.75	36.32		to	34.59
12/31/2019	19,864	2.34	to	16.79	46,368	-	0.45	to	1.75	39.05		to	37.28
12/31/2018	13,865	1.68	to	12.23	23,235	-	0.45	to	1.75	(0.48)		to	(1.76)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.30% to 1.60% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Subaccount	Additional Fund Facilitation Fee Assessed
AB Balanced Hedged Allocation Class B Shares	0.20%
Franklin Allocation Class 4 Shares	0.15%

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.